TAXATION - Components of deferred tax assets (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Temporary differences related to expenses and accruals	$ 94,259	¥ 615,041		¥ 1,076,708
Temporary differences related to impairment on advances to suppliers	450,999	2,942,771		3,438,597
Temporary differences related to provision for doubtful accounts	105,718	689,811		1,078,742
Others	1,260,000	8,221,500		8,771,868
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	2,359,624	15,396,549		24,890,416
Startup expenses and advertising fees	32,625	212,880		199,704
Temporary differences related to research and development credits	162,000	1,057,050		1,120,850
Temporary differences related to equity investments	1,799,243	11,740,058		5,069,035
Foreign tax credits	0	0		0
Temporary differences related to provision for prepayment for equipment	766,284	5,000,000		5,000,000
Tax loss carry forwards	39,380,603	256,958,435		270,594,922
Total deferred tax assets	46,411,355	302,834,095		321,240,842
Less: Valuation allowance	(46,411,355)	(302,834,095)	$ (49,232,313)	(321,240,842)	¥ (342,164,400)
Total deferred tax assets	$ 0	¥ 0		¥ 0